Note 6 - Commitments (Details Textual)	12 Months Ended
	Dec. 31, 2014 USD ($) ft²	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2015 USD ($) ft²
Area of Real Estate Property | ft²	8,400			8,400
Operating Leases, Rent Expense	$ 117,084	$ 117,879	$ 118,801
Lessee Leasing Arrangements, Operating Leases, Term of Contract	5 years 60 days
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 146,092
Unrecorded Unconditional Purchase Obligation	$ 151,439			$ 36,200